                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

       Report for the Calendar Year or Quarter Ended September 30, 2007

                     If amended report check here:

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of November, 2007.

                                              By:      /s/  WILLIAM M LANE
                                                  -----------------------------
                                                         William M Lane,
                                                  Vice President for Torray LLC

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Torray LLC
September 30, 2007
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Item 1                Item 2   Item 3      Item 4      Item 5             Item 6            Item 7            Item 8
------               -------- --------- ------------- --------- -------------------------- -------- ---------------------------
                                                                          Invest                         Voting Authority
                      Title    CUSIP     Fair Market   Total    --------------------------          ---------------------------
Name of Issuer       of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
--------------       -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
AFLAC, Inc.           common  001055102    51,536,153   903,509    X                         All      825,909            77,600
Abbott Laboratories   common  002824100    46,751,278   871,900    X                         All      775,700            96,200
AMBAC Financial
Group, Inc.           common  023139108    81,233,167 1,291,260    X                         All    1,175,985           115,275
American Express
Company               common  025816109    41,425,299   697,748    X                         All      622,823            74,925
American
International
Group, Inc.           common  026874107    58,199,295   860,300    X                         All      728,100            74,400
Amgen Inc.            common  031162100    61,522,704 1,087,550    X                         All      979,200           108,350
Anheuser-Busch
Companies, Inc.       common  035229103    42,610,976   852,390    X                         All      744,390           108,000
Applied Materials,
Inc.                  common  038222105    82,314,212 3,976,532    X                         All    3,559,507           417,025
Automatic Data
Processing, Inc.      common  053015103    50,174,667 1,092,416    X                         All      974,016           118,400
Bank of America
Corporation           common  060505104    44,463,815   884,500    X                         All      759,400            78,100
Calamos Asset
Management, Inc.      common  12811R104    34,946,030 1,237,904    X                         All    1,142,104            95,800
Cardinal Health,
Inc.                  common  14149Y108    59,259,681   947,700    X                         All      863,900            83,800
Citadel Broadcasting  common  17285T106             3         1    X                         All            1                --
Citigroup Inc.        common  172967101    53,945,853 1,155,900    X                         All      978,100           100,100
Danaher Corporation   common  235851102    59,076,196   714,257    X                         All      651,557            62,700
The Walt Disney
Company               common  254687106    45,095,091 1,311,285    X                         All    1,082,510           228,775
EMC Corporation       common  268648102    93,150,720 4,478,400    X                         All    4,024,600           453,800
Emerson Electric Co.  common  291011104    41,120,220   772,646    X                         All      610,546           162,100
Gannett Co., Inc.     common  364730101    29,593,727   677,202    X                         All      601,202            76,000
General Dynamics
Corporation           common  369550108    58,158,524   688,511    X                         All      622,111            66,400
General Electric
Company               common  369604103    58,986,720 1,424,800    X                         All    1,225,300           199,500
W.R. Grace & Co.      common  38388F108    47,166,026 1,755,995    X                         All    1,755,995                --
Haemonetics
Corporation           common  405024100    37,297,274   754,700    X                         All      754,700                --
Illinois Tool Works
Inc.                  common  452308109    85,045,149 1,425,975    X                         All    1,295,500           130,475
Intel Corporation     common  458140100    69,598,466 2,691,356    X                         All    2,415,356           276,000
Johnson & Johnson     common  478160104    93,500,955 1,423,150    X                         All    1,266,850           156,300
LaBranche & Co Inc.   common  505447102    14,008,176 2,993,200    X                         All    2,993,200                --
Eli Lilly and
Company               common  532457108    62,891,653 1,104,719    X                         All      999,500           105,219
Markel Corporation    common  570535104    41,114,348    84,947    X                         All       84,947                --
Marsh & McLennan
Companies, Inc.       common  571748102    50,524,119 1,981,338    X                         All    1,857,738           123,600
The McClatchy
Company               common  579489105    13,259,587   663,643    X                         All      611,513            52,130
Medtronic, Inc.       common  585055106    57,859,737 1,025,700    X                         All      925,900            99,800
O'Reilly
Automotive, Inc.      common  686091109    37,882,329 1,133,862    X                         All    1,103,362            30,500
Owens Corning         common  690742101    36,838,530 1,470,600    X                         All    1,346,500           124,100
The Procter &
Gamble Company        common  742718109    55,111,390   783,500    X                         All      716,300            67,200
St. Jude Medical,
Inc.                  common  790849103     9,997,896   226,864    X                         All      206,875            19,989
Time Warner Inc.      common  887317105    28,970,244 1,577,900    X                         All    1,362,700           215,200
USG Corporation       common  903293405    42,959,340 1,144,057    X                         All    1,046,691            97,366
United Technologies
Corporation           common  913017109    70,185,884   872,091    X                         All      757,241           114,850
UnitedHealth Group,
Inc.                  common  91324P102    43,877,580   906,000    X                         All      778,400            80,000
Wellpoint Inc.        common  94973V107    44,029,468   557,900    X                         All      479,200            49,300
The Western Union
Company               common  959802109    35,630,945 1,699,139    X                         All    1,548,839           150,300
                                        -------------
Total Equities                          2,071,313,428
                                        =============
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